Supplementary cash flow information	12 Months Ended
Dec. 31, 2020
Supplemental Cash Flow Elements [Abstract]
Supplementary cash flow information	Supplementary cash flow information
The table below summarizes the non-cash investing and financing activities relating to the periods presented:

	Successor			Predecessor
(In $ millions)	Year ended December 31, 2020	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018
Non-cash investing activities
Proceeds from sale of West Epsilon rig (1)	12	—	—	—
Non-cash financing activities
Repayment of debt following sale of West Epsilon rig (1)	(12)	—	—	—

(1)During September 2020, the West Epsilon was sold for net proceeds of $12 million. The proceeds were paid directly to the banks as an early repayment against our external debt.